Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2014
Balances with Related Parties	The Company had the following balances with related parties as of December 31, 2014 and 2013:

(in thousands)	2014	2013
Accounts receivable	$19	7
Account payable	12	12

Revenues Derived from Affiliated Companies

The table below details revenues derived from affiliated companies for the years ended December 31, 2014, 2013 and 2012:

(in thousands)	2014	2013	2012
Total revenues:
CUP Data	$232	229	172
TSYS de México	78	68	72

Total revenues	$310	297	244

Processing support fees paid to TSYS de Mexico[1]	$148	148	186

1	The Company and TSYS de México are parties to an agreement where TSYS de México provides processing support to the Company.